SCHEDULE OF PROPERTY AND EQUIPMENT BY GEOGRAPHICAL INFORMATION (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property and equipment, net	$ 5,673,584	$ 5,134,566
CHINA
Property and equipment, net	4,863,530	4,966,262
HONG KONG
Property and equipment, net	$ 810,054	$ 168,304